Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	001-39136
Entity Registrant Name	micromobility.com Inc.
Entity Central Index Key	0001788841
Entity Tax Identification Number	84-3015108
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Broome Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(917)
Local Phone Number	675-7157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false